Annual Total Returns - Voya Index Solution 2030 Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution 2030 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012	13.99%
2013	18.71%
2014	5.00%
2015	(0.48%)
2016	6.84%
2017	16.62%
2018	(6.60%)
2019	20.35%
2020	13.22%